Cover	Jun. 20, 2023
Statement [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2023
Entity File Number	001-40730
Entity Registrant Name	DRAGONFLY ENERGY HOLDINGS CORP.
Entity Central Index Key	0001847986
Entity Tax Identification Number	85-1873463
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1190 Trademark Drive
Entity Address, Address Line Two	#108
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89521
City Area Code	(775)
Local Phone Number	622-3448
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001
Statement [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	DLFI
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for common stock at an exercise price of $11.50 per share, subject to adjustment
Statement [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for common stock at an exercise price of $11.50 per share, subject to adjustment
Trading Symbol	DLFIW
Security Exchange Name	NASDAQ